Other Operating Income - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income		¥ 100,587	$ 14,530	¥ 133,640	¥ 154,129
Foreign exchange gain, net		10,094	1,458	0	0
Gain on disposal of property, plant and equipment		1,219	176	0	778
Gain on disposal of right-of-use assets		0	0	0	7,632
Gain on disposal of subsidiary		0	0	0	113,042
Recognition of net gain upon fulfillment of performance obligation relating to capitalized contract asset		0	0	0	11,696
Government grants	[1]	227,410	32,849	339,934	171,937
Technology licensing fees income		94,005	13,579	94,953	0
Others		12,752	1,842	18,729	10,086
Other operating income		¥ 446,067	$ 64,434	¥ 587,256	¥ 469,300

[1]	Including amortization of deferred grants, rebates on value-added tax and other grants earned during the year.